Concentrations of credit risk	12 Months Ended
Mar. 31, 2020
Risks And Uncertainties [Abstract]
Concentrations of credit risk

24. Concentrations of credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, accounts receivables and derivative instruments. The Company mitigates the risk of credit losses from financing instruments, other than accounts receivables, by selecting counter parties that are well known Indian or international banks.

The following customers account for more than 10% of the Company’s accounts receivable and sale of power as of and for the year ended March 31, 2019 and 2020:

	March 31, 2019		March 31, 2020
	% of Sale	% of Accounts	% of Sale	% of Accounts
Customer Name	of Power	Receivable	of Power	Receivable
Solar Energy Corporation of India	15.70%	13.90%	19.48%	11.70%
Punjab State Power Corporation Limited	20.40%	16.20%	15.25%	12.25%
NTPC Vidyut Vyapar Nigam Limited	28.57%	15.00%	20.70%	10.66%
Hubli Electricity Supply Company Limited	9.27%	4.77%	3.34%	13.98%
Chamundeshwari Electricity Supply Company	5.96%	14.18%	4.37%	13.08%
Andhra Pradesh Power Coordination Committee	5.30%	11.80%	4.01%	12.80%
Gujarat Urja Vikas Nigam Limited	3.96%	5.31%	10.00%	3.06%